Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
PIA BBB Bond Fund

Managed Account Completion Shares (MACS)

PIA MBS Bond Fund

Managed Account Completion Shares (MACS)

Each a series of Advisors Series Trust

March 30, 2014

Supplement to the Prospectus and Summary Prospectus each dated March 30, 2014

The prospectus dated March 30, 2014 for the PIA BBB Bond Fund (“BBB Bond Fund”) and PIA MBS Bond Fund (“MBS Bond Fund”) (each a “Fund” and together, the “Funds”) contains information concerning the fees and expenses for the Funds. That information does not reflect the impact of a voluntary expense limitation agreement pursuant to which Pacific Income Advisers, Inc. (the “Adviser”) has determined to reimburse the Fund for all of its operating expenses (other than acquired fund fees and expenses).  This voluntary expense limitation is not reflected in the March 30, 2014 prospectus because the Adviser has determined to discontinue the voluntary expense limitation for the Funds effective October 1, 2014.  This supplement to the Prospectus and Summary Prospectus provides shareholders of the Funds with six months’ advance notice of the discontinuance of the voluntary expense limitation and provides information concerning the fees and expenses of the Funds taking into account the impact of the voluntary expense limitation through September 30, 2014.  The information described below in this supplement applies only from March 30, 2014 through September 30, 2014.

PIA MBS Bond Fund

From March 30, 2014 through September 30, 2014, while the voluntary expense limitation is still in effect, the “Fees and Expenses of the Fund” section on page 1 of the MBS Bond Fund’s Summary Prospectus and page 6 of the Funds’ Prospectus is as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PIA MBS Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-09-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the MBS Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * * * * * * * * Please retain this Supplement with the Summary Prospectus and Prospectus.
Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	none	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 258

[1]	Pacific Income Advisers, Inc. (the "Adviser') will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through September 30, 2014 (the "voluntary expense limitation"). The Adviser will discontinue the voluntary expense limitation effective October 1, 2014. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.